Shareholder Report, Holdings (Details) - American Conservative Values ETF	Jan. 31, 2025
Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Berkshire Hathaway Class B
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.55%
COMMUNICATION SERVICES
Holdings [Line Items]
Percent of Net Asset Value	3.82%
CONSUMER DISCRETIONARY
Holdings [Line Items]
Percent of Net Asset Value	12.24%
CONSUMER STAPLES
Holdings [Line Items]
Percent of Net Asset Value	6.78%
ENERGY
Holdings [Line Items]
Percent of Net Asset Value	3.25%
FINANCIALS
Holdings [Line Items]
Percent of Net Asset Value	14.52%
HEALTH CARE
Holdings [Line Items]
Percent of Net Asset Value	10.39%
INDUSTRIALS
Holdings [Line Items]
Percent of Net Asset Value	11.18%
INFORMATION TECHNOLOGY - HARDWARE
Holdings [Line Items]
Percent of Net Asset Value	16.16%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
Holdings [Line Items]
Percent of Net Asset Value	15.31%
MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.04%